SHARE-BASED COMPENSATION - Fair Value of Awards at Grant Date (Details) - CHF (SFr)	Dec. 30, 2024	Dec. 06, 2024	Aug. 02, 2024	Mar. 25, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in chf per share)		SFr 41.55
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in chf per share)	SFr 39.32	41.55	SFr 36.59	SFr 34.07
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in chf per share)			10.45	9.66
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in chf per share)	SFr 42.09	SFr 42.09	SFr 44.65	SFr 50.01